Intangible Assets, Net Finite-Lived Intangibles (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 35,503		$ 35,503		$ 34,817
Finite-Lived Intangible Assets, Accumulated Amortization	20,689		20,689		19,447
Finite-Lived Intangible Assets, Net	14,814		14,814		15,370
Amortization of Intangible Assets	800	$ 700	1,500	$ 1,400
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	1,457		1,457
Finite-Lived Intangible Assets, Amortization Expense, Year Two	2,880		2,880
Finite-Lived Intangible Assets, Amortization Expense, Year Three	2,880		2,880
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2,212		2,212
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,268		1,268
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	980		$ 980
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			1 year	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			35 years	23 years
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	20,427		$ 20,427		20,427
Finite-Lived Intangible Assets, Accumulated Amortization	14,518		14,518		13,729
Finite-Lived Intangible Assets, Net	5,909		$ 5,909		6,698
Finite-Lived Intangible Asset, Useful Life			3 years 9 months 3 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,172		$ 7,172		7,551
Finite-Lived Intangible Assets, Accumulated Amortization	3,970		3,970		3,921
Finite-Lived Intangible Assets, Net	3,202		$ 3,202		3,630
Finite-Lived Intangible Asset, Useful Life			6 years 16 days
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,904		$ 7,904		6,839
Finite-Lived Intangible Assets, Accumulated Amortization	2,201		2,201		1,797
Finite-Lived Intangible Assets, Net	$ 5,703		$ 5,703		$ 5,042
Finite-Lived Intangible Asset, Useful Life			8 years 2 months 12 days